FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/08
                           ---------



Item 1. Schedule of Investments.



Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2008

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................   3
Franklin New York Intermediate-Term Tax-Free Income Fund ..................   7
Franklin New York Tax-Exempt Money Fund ...................................  12
Notes to Statements of Investments ........................................  14

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                           AMOUNT        VALUE
    ----------------------------------------------                                                        -----------  ------------
    MUNICIPAL BONDS 98.8%
    NEW YORK 98.8%
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing, Creekside
       Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ................................................  $ 2,785,000  $  2,584,842
    Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
       Project, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 8/01/24 ..................................    4,020,000     4,123,314
    Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ..............................................      200,000       203,374
    Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded, 6.00%,
       7/01/26 .........................................................................................    1,185,000     1,227,233
       7/01/29 .........................................................................................    3,000,000     3,106,920
    Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ......................      900,000       922,365
    Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ............................    2,000,000     1,476,340
    Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 .......................    2,300,000     2,425,166
    Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured, 5.80%,
       7/01/15 .........................................................................................    1,340,000     1,340,844
    Hudson Yards Infrastructure Corp. Revenue, Series A, FSA Insured, 5.00%, 2/15/47 ...................   15,000,000    10,814,250
    Long Island Power Authority Electric System Revenue, General, Refunding,
       Series A, BHAC Insured, 5.50%, 5/01/33 ..........................................................    5,000,000     5,106,200
       Series E, BHAC Insured, 5.00%, 12/01/22 .........................................................    9,200,000     9,490,352
    Madison County IDA Civic Facility Revenue,
       Colgate University Project, Series A, AMBAC Insured, 5.00%, 7/01/35 .............................    2,000,000     1,831,900
       Colgate University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ..............................    3,750,000     3,521,588
       Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ....................    1,000,000       869,080
    Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 .................    1,650,000     1,680,294
    Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
       5.25%, 10/01/21 .................................................................................    1,520,000     1,541,462
       5.00%, 10/01/31 .................................................................................    3,100,000     2,839,879
    Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ...................    1,055,000     1,191,939
    MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ...............    3,000,000     3,256,050
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ..............................................    8,000,000     7,225,200
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ............................................    2,500,000     2,648,975
       Series A, MBIA Insured, 5.00%, 11/15/35 .........................................................   16,000,000    14,062,720
    MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ....................................    4,000,000     3,546,520
    MTA Service Contract Revenue,
       Refunding, AMBAC Insured, 5.00%, 7/01/30 ........................................................    7,000,000     6,354,040
       Series B, MBIA Insured, 5.00%, 1/01/31 ..........................................................    3,000,000     2,697,900
    Nassau County GO, Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%, 3/01/20 ..........    1,510,000     1,586,799
    Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC
       Insured, 5.375%, 11/01/28 .......................................................................    2,000,000     2,026,500
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured, Pre-Refunded,
       5.75%, 8/01/29 ..................................................................................    2,655,000     2,778,431
    New York City Educational Construction Fund Revenue, Series A, BHAC Insured, 5.00%, 4/01/37 ........   19,750,000    18,774,942


                     Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                           AMOUNT        VALUE
    ----------------------------------------------                                                        -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City GO,
          Refunding, Series A, FSA Insured, 5.00%, 8/01/26 .............................................  $ 9,450,000  $  8,724,618
          Series A, MBIA Insured, 6.00%, 5/15/30 .......................................................       15,000        15,121
          Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 .........................................    1,985,000     2,135,860
          Series D, 5.125%, 12/01/28 ...................................................................    5,000,000     4,566,600
          Series I, MBIA Insured, 5.00%, 4/15/29 .......................................................    2,345,000     2,090,145
          Series I, MBIA Insured, Pre-Refunded, 5.00%, 4/15/29 .........................................      405,000       413,756
    New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured, 5.125%,
       2/15/23 .........................................................................................    3,890,000     3,800,102
    New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured, 5.375%,
       5/01/29 .........................................................................................      980,000       993,230
    New York City IDAR, Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%,
          1/01/36 ......................................................................................    5,000,000     3,445,200
          1/01/46 ......................................................................................   10,000,000     6,618,600
    New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
       6/15/26 .........................................................................................    1,000,000     1,001,790
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
          Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ...........................................    5,000,000     4,944,000
          Series G, FSA Insured, 5.00%, 6/15/34 ........................................................    1,000,000       961,020
    New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2007, Series S-1,
       FGIC Insured, 5.00%, 7/15/31 ....................................................................    8,200,000     7,493,570
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
          Series A, FGIC Insured, 5.00%, 5/01/28 .......................................................    5,915,000     5,842,423
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .........................................       85,000        91,674
          Series C, 4.75%, 5/01/23 .....................................................................    1,755,000     1,715,653
          Series D, MBIA Insured, 5.00%, 2/01/22 .......................................................    2,000,000     2,029,320
    New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
          AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ..................................................    3,000,000     3,175,950
          Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 ........................................    3,500,000     3,688,125
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
       AMBAC Insured, 5.125%, 7/01/31 ..................................................................    7,500,000     7,319,025
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%,
          11/15/35 .....................................................................................    5,675,000     5,140,415
          11/15/44 .....................................................................................   13,000,000    10,991,500
    New York State Dormitory Authority Lease Revenue,
          Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
             5.00%, 8/15/27 ............................................................................   10,000,000     9,496,900
          Master Boces Program, Series A, FSA Insured, 5.25%, 8/15/21 ..................................    1,740,000     1,770,415
    New York State Dormitory Authority Revenues,
          853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ........................    1,340,000     1,367,242
          City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
             5.50%, 7/01/29 ............................................................................    1,585,000     1,637,654
          Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...............    2,000,000     1,733,940
          Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ..........................   11,000,000     9,963,690
          Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ......................................    6,200,000     5,283,268
          Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 .................    1,975,000     2,003,796
          Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..................    1,850,000     1,919,412


                     4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                           AMOUNT        VALUE
    ----------------------------------------------                                                        -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 .....................  $   150,000  $    155,849
       Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
          5.25%, 8/15/26 ...............................................................................    2,570,000     2,812,814
       Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 .............................................      380,000       346,541
       Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 .............................................    1,880,000     1,695,647
       Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37 ..................   10,720,000    10,055,467
       Non-State Supported Debt, Educational Housing Services, Cuny Student Housing Project,
          AMBAC Insured, 5.25%, 7/01/30 ................................................................    5,150,000     4,074,937
       Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC Insured, 5.25%,
          7/01/34 ......................................................................................   13,220,000    10,572,827
       Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27 ......    1,500,000     1,374,585
       Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27 ......    2,500,000     2,447,875
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ................    2,500,000     2,178,375
       Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding, MBIA
          Insured, 5.00%, 7/01/35 ......................................................................    5,000,000     4,417,100
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37 ..........   20,000,000    19,066,400
       Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%, 7/01/34 .........    5,510,000     5,037,407
       Non-State Supported Debt, School District Financing Program, Series A, FSA Insured, 5.00%,
          10/01/22 .....................................................................................    7,645,000     7,852,103
       Non-State Supported Debt, School District Financing Program, Series C, FSA Insured, 5.00%,
          10/01/32 .....................................................................................    5,000,000     4,798,350
       Non-State Supported Debt, St. John's University, Series A, MBIA Insured, 5.25%, 7/01/37 .........    7,950,000     7,385,629
       Non-State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%, 7/01/46 ...............   12,000,000    10,963,440
       Non-State Supported Debt, University of Rochester, Refunding, Series A, MBIA Insured, 5.00%,
          7/01/27 ......................................................................................      145,000       140,910
       NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ..............................................    1,700,000     1,713,566
       Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 .....................................    3,000,000     3,246,540
       School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 .....................    1,750,000     1,762,233
       School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 .....................    1,750,000     1,642,428
       Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32 .....................    5,000,000     4,439,100
       Secondarily Insured, Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%,
          2/15/24 ......................................................................................      260,000       263,791
       Secondarily Insured, Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%,
          2/15/24 ......................................................................................       25,000        25,388
       Secondarily Insured, State University Educational Facilities, Third General Resolution,
          Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22 ........................................    5,000,000     5,123,400
       Series 1, MBIA Insured, 5.00%, 7/01/24 ..........................................................    2,000,000     1,859,820
       Siena College, MBIA Insured, 5.00%, 7/01/31 .....................................................    3,500,000     3,250,170
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/30 .....................    3,500,000     3,849,195
       State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
          5.00%, 7/01/36 ...............................................................................    4,670,000     4,088,772
       Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 .........................    5,945,000     6,357,048
    New York State Energy Research and Development Authority PCR, Central Hudson Gas, Refunding,
       Series A, AMBAC Insured, 5.45%, 8/01/27 .........................................................    3,500,000     3,506,090


                     Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                           AMOUNT        VALUE
    ----------------------------------------------                                                        -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water Project,
       Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ..............................................  $ 3,000,000  $  2,982,030
    New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A, AMBAC Insured,
       5.25%, 5/15/31 ..................................................................................    4,000,000     3,892,000
    New York State Power Authority Revenue, Series A, MBIA Insured, 5.00%, 11/15/47 ....................   10,000,000     8,864,700
    New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 ....................    7,540,000     7,064,980
    New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A,
       FSA Insured, 5.00%, 4/01/24 .....................................................................    7,420,000     7,403,750
    New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A1, 5.00%,
       12/15/27 ........................................................................................    5,000,000     4,921,650
    Niagara Falls City School District COP, High School Facility, Refunding, FSA Insured, 5.00%,
       6/15/28 .........................................................................................    4,155,000     3,387,198
    Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ..................................        5,000         5,003
    North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
          4/01/15 ......................................................................................    1,065,000     1,258,862
          4/01/16 ......................................................................................    1,000,000     1,196,620
    Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA
       Insured, 5.00%, 12/15/30 ........................................................................    1,805,000     1,667,531
    Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ..................................   20,240,000    16,881,374
    Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11 ................................................      810,000       877,157
    Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
          12/01/32 .....................................................................................    2,000,000     1,895,780
          12/01/37 .....................................................................................    3,320,000     3,112,799
    Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded, 5.00%, 6/15/30 .............    1,000,000     1,129,610
    Schenectady IDA Civic Facility Revenue,
          Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ....................................    3,000,000     3,038,760
          Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ....................................    2,375,000     2,304,320
          Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...............................    2,395,000     2,221,123
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, AMBAC Insured, 5.25%,
       6/01/21 .........................................................................................    6,000,000     5,892,480
    Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
       Pre-Refunded, 5.20%, 1/01/27 ....................................................................    1,000,000     1,145,770
    Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, AMBAC Insured,
       Pre-Refunded, 5.75%, 8/01/29 ....................................................................      550,000       571,230
    Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%, 12/01/27 ..    3,680,000     3,675,363
    Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ...........................    1,500,000     1,508,520
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $511,347,454) 98.8% ........................................................                467,031,840
    OTHER ASSETS, LESS LIABILITIES 1.2% ................................................................                  5,877,079
                                                                                                                       ------------
    NET ASSETS 100.0% ..................................................................................               $472,908,919
                                                                                                                       ============

See Abbreviations on page 16.

See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
    --------------------------------------------------------                                              -----------  ------------
    MUNICIPAL BONDS 96.8%
    NEW YORK 87.3%
    Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ....................  $ 1,850,000  $  1,879,674
    Albany IDA Civic Facility Revenue,
          Albany Medical Center Project, 5.75%, 5/01/09 ................................................      275,000       272,822
          St. Peter's Hospital Project, Series A, 5.75%, 11/15/22 ......................................    4,090,000     3,186,519
          St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/12 ......................      420,000       459,354
    Amherst IDA Civic Facility Revenue,
          Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 .................    4,145,000     4,026,826
          University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
             AMBAC Insured, 4.625%, 8/01/16 ............................................................    1,030,000     1,074,465
    Bath Central School District GO, Refunding,
          FGIC Insured, 4.00%, 6/15/19 .................................................................    1,850,000     1,806,710
          FSA Insured, 5.10%, 6/15/13 ..................................................................      775,000       790,004
    Buffalo GO,
          Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ...........................................    1,225,000     1,281,571
          Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .........................................      880,000       925,496
    Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 .......................................    1,375,000     1,436,971
    Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ........................    1,080,000     1,130,306
    Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ........................    2,390,000     2,516,335
    Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .................    1,000,000     1,025,450
    Dansville Central School District GO, Refunding, Series B, FGIC Insured,
          4.25%, 6/15/11 ...............................................................................      930,000       969,878
          4.35%, 6/15/12 ...............................................................................      870,000       913,935
          4.45%, 6/15/13 ...............................................................................      995,000     1,044,491
    Erie County GO,
          FGIC Insured, 4.70%, 11/01/12 ................................................................      585,000       593,137
          Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 .................................    1,000,000     1,027,220
    Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17 ..............................    1,935,000     2,141,271
    Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 ...........    1,095,000     1,146,454
    Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ......................    1,000,000     1,013,540
    Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ..............    1,260,000     1,290,164
    Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 .....................    2,105,000     2,278,726
    Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 .......................    1,080,000     1,109,808
    Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
          6/15/09 ......................................................................................    1,125,000     1,142,573
          6/15/10 ......................................................................................    1,125,000     1,176,705
    Huntington GO, Public Improvement, 4.20%, 9/01/13 ..................................................    1,230,000     1,260,197
    Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 ...............    2,215,000     2,340,435
    Long Island Power Authority Electric System Revenue,
          General, Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ..................................    5,000,000     4,921,400
          Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ...........................................    2,000,000     2,016,200
    Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
       CIFG Insured, 5.00%, 6/01/15 ....................................................................    1,000,000     1,071,120
       Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ...............    1,650,000     1,693,428
    Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 .................................    3,015,000     3,093,541
    Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue, Refunding,
       MBIA Insured, 4.00%, 1/01/13 ....................................................................    1,920,000     2,013,715


                     Quarterly Statements of Investments | 7

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
    --------------------------------------------------------                                              -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    MTA Service Contract Revenue, Refunding, Series A, 5.50%, 7/01/15 ..................................  $ 5,000,000  $  5,433,650
    MTA Transit Facilities Revenue,
          Series A, Pre-Refunded, 6.00%, 7/01/15 .......................................................    1,500,000     1,538,505
          Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ..........................................    1,370,000     1,512,809
          Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ..........................................      545,000       593,865
    Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ................................    1,000,000     1,083,100
    Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
       AMBAC Insured, 5.25%, 11/15/17 ..................................................................    1,500,000     1,623,015
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
       Pre-Refunded, 6.00%, 8/01/10 ....................................................................    1,000,000     1,047,900
    New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ........................................    4,000,000     4,158,960
    New York City GO,
          Refunding, Series F, 5.25%, 8/01/13 ..........................................................    1,095,000     1,143,990
          Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ............................................    2,000,000     2,156,060
          Series D, 4.30%, 10/15/16 ....................................................................    3,000,000     3,020,430
          Series E, 5.00%, 8/01/19 .....................................................................    3,000,000     3,043,740
          Series H, 4.125%, 8/01/11 ....................................................................    1,560,000     1,605,006
          Sub Series L-1, 5.00%, 4/01/23 ...............................................................   10,000,000     9,516,600
    New York City Health and Hospital Corp. Revenue, Health System,
          Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ...........................................    1,000,000     1,011,890
          Series A, FSA Insured, 4.15%, 2/15/12 ........................................................      750,000       771,353
          Series A, FSA Insured, 4.30%, 2/15/13 ........................................................    1,000,000     1,024,230
    New York City IDA Civic Facility Revenue, Institute of International Education Inc. Project,
       5.125%, 9/01/16 .................................................................................    2,320,000     2,392,616
    New York City Transitional Finance Authority Revenue,
          Future Tax Secured, Series A, 4.75%, 11/15/13 ................................................    1,000,000     1,016,500
          Future Tax Secured, Series B, 4.75%, 11/01/16 ................................................    2,200,000     2,230,162
          Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/13 ..................................    1,000,000     1,076,000
          sub. bond, Future Tax Secured, Refunding, Series B, 5.00%, 11/01/23 ..........................    5,000,000     5,026,700
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%, 11/15/20 ..................................................................    5,775,000     5,905,804
    New York State Dormitory Authority Lease Revenue,
          Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
             5.00%, 8/15/21 ............................................................................    5,340,000     5,421,862
          State University Dormitory Facilities, Series A, Pre-Refunded, 5.50%, 7/01/12 ................    1,815,000     1,950,816
    New York State Dormitory Authority Revenue,
          Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .......................................    2,080,000     2,133,082
          Teachers College, MBIA Insured, 4.00%, 7/01/12 ...............................................    1,000,000     1,048,750
    New York State Dormitory Authority Revenues,
          City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ...........................      450,000       458,739
          Department of Health, Refunding, Series 2, 5.00%, 7/01/19 ....................................    3,740,000     3,775,680
          Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 ..................    5,000,000     5,201,600
          Hospital, Insured, Mortgage, Series A, FSA Insured, 5.25%, 8/15/15 ...........................    5,000,000     5,267,350
          Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ...........................................    1,720,000     1,716,388
          Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ...........................................    1,895,000     1,803,055
          Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ..................................    2,000,000     2,024,400
          Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ............................................    2,975,000     3,030,989


                     8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
    --------------------------------------------------------                                              -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
          New York State Dormitory Authority Revenues, (continued)
          New York State Department of Health, Refunding, 5.25%, 7/01/17 ...............................  $ 5,000,000  $  5,207,600
          Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24 .....................    4,765,000     4,282,496
          Non-State Supported Debt, Columbia University, Series C, 5.00%, 7/01/24 ......................    3,385,000     3,488,818
          Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
             MBIA Insured, 5.00%, 7/01/19 ..............................................................    2,500,000     2,607,050
          Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
             MBIA Insured, 5.00%, 7/01/20 ..............................................................    3,670,000     3,761,787
          Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Sub Series 2-2,
             5.00%, 1/15/21 ............................................................................    6,675,000     6,796,218
          Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/23 .......    2,000,000     2,048,600
          Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
             5/01/23 ...................................................................................    4,990,000     4,320,492
          Non-State Supported Debt, School District Bond Financing Program, Series C,
             Assured Guaranty, 7.25%, 10/01/28 .........................................................    7,615,000     8,529,028
          Office of General Services, MBIA Insured, Pre-Refunded, 5.00%, 4/01/18 .......................    2,000,000     2,039,960
          Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 .................    2,300,000     2,418,703
          St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 . ..............................      750,000       794,123
          State Supported Debt, FSA Insured, 5.00%, 2/15/19 ............................................    5,470,000     5,561,568
          State Supported Debt, FSA Insured, 5.00%, 2/15/20 ............................................    3,500,000     3,488,030
          State Supported Debt, FSA Insured, 5.00%, 2/15/21 ............................................    5,475,000     5,382,034
          State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
             5.00%, 7/01/21 ............................................................................    1,980,000     1,981,208
          State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
             5.00%, 7/01/22 ............................................................................    1,730,000     1,706,628
          State University Educational Facilities, Third General Resolution, Refunding, Series A,
             MBIA Insured, 5.50%, 5/15/21 ..............................................................    7,000,000     7,325,850
          University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21 ..............................      500,000       581,775
    New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series D,
       5.00%, 3/15/14 ..................................................................................    1,000,000     1,097,460
    New York State Energy Research and Development Authority PCR, New York State Electric and Gas,
          MBIA Insured, 4.10%, 3/15/15 .................................................................    2,000,000     2,025,920
          Series B, MBIA Insured, 4.00%, 10/15/15 ......................................................    5,000,000     5,057,950
          Series D, MBIA Insured, 4.10%, 12/01/15 ......................................................    2,000,000     2,025,840
    New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue, Revolving
       Funds, Series B,
          5.80%, 1/15/16 ...............................................................................    1,010,000     1,033,543
          Pre-Refunded, 5.80%, 1/15/16 .................................................................    1,490,000     1,544,594
    New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%, 1/01/22 ..........    6,535,000     6,585,319
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       General, Second, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21 .............................    5,000,000     5,053,750
       General, Second, Series B, 5.00%, 4/01/18 .......................................................    5,000,000     5,270,950
       Series A, FSA Insured, 5.25%, 4/01/12 ...........................................................    1,620,000     1,740,868


                     Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
    --------------------------------------------------------                                              -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Urban Development Corp. Revenue,
          Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 .....................  $ 1,525,000  $  1,525,000
          Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
             1/01/15 ...................................................................................    1,000,000     1,010,000
          State Personal Income Tax, Series C-1, Empire State, 4.125%, 12/15/16 ........................    1,490,000     1,531,213
          State Personal Income Tax, Series C-1, Empire State, 4.25%, 12/15/17 .........................    1,955,000     1,996,915
    North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 .....................................    1,715,000     1,779,175
    Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 ............................    1,335,000     1,359,951
    Rochester GO,
          MBIA Insured, ETM, 4.125%, 2/15/10 ...........................................................      520,000       537,685
          Refunding, MBIA Insured, 4.125%, 2/15/10 .....................................................      490,000       502,167
    Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ..................    5,000,000     5,431,850
    Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ....................    1,025,000     1,068,481
    Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ..................    1,720,000     1,655,810
    Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
       AMBAC Insured,
          5.25%, 10/15/14 ..............................................................................    1,435,000     1,474,405
          5.00%, 4/15/16 ...............................................................................    1,000,000     1,021,520
    Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured, 5.10%,
       6/01/13 .........................................................................................    2,000,000     2,193,600
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1,
          5.50%, 6/01/19 ...............................................................................    5,000,000     5,001,650
          AMBAC Insured, 5.25%, 6/01/21 ................................................................    4,200,000     4,124,736
    Upper Mohawk Valley Regional Water Finance Authority Water System Revenue, AMBAC Insured,
          5.75%, 4/01/20 ...............................................................................      165,000       170,514
          Pre-Refunded, 5.75%, 4/01/20 .................................................................      835,000       891,513
    Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%, 5/01/19 ..........    1,525,000     1,567,288
    Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 ...............................................    1,795,000     1,896,705
    Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .................................    1,890,000     1,932,109
                                                                                                                       ------------
                                                                                                                        290,266,486
                                                                                                                       ------------
    U.S. TERRITORIES 9.5%
    PUERTO RICO 8.1%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Senior Lien, Series A,
       Assured Guaranty, 5.00%, 7/01/16 ................................................................    5,190,000     4,968,646
    Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%, 7/01/18 ..........    1,820,000     1,737,245
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21 ...........................................    4,000,000     3,865,800
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding,
       Series C, BHAC Insured, 5.50%, 7/01/20 ..........................................................   11,550,000    12,257,437
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
          3/01/16 ......................................................................................    2,605,000     2,134,876
          3/01/21 ......................................................................................    2,555,000     1,879,458
                                                                                                                       ------------
                                                                                                                         26,843,462
                                                                                                                       ------------


                    10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                                 AMOUNT        VALUE
    --------------------------------------------------------                                              -----------  ------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    VIRGIN ISLANDS 1.4%
    Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .............................  $ 3,000,000  $  2,953,350
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%, 7/01/13 .......    1,775,000     1,703,255
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%, 7/01/09 ...........      200,000       197,204
                                                                                                                       ------------
                                                                                                                          4,853,809
                                                                                                                       ------------
    TOTAL U.S. TERRITORIES .............................................................................                 31,697,271
                                                                                                                       ------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $328,113,992) ............................                321,963,757
                                                                                                                       ------------
    SHORT TERM INVESTMENTS 1.1%
    MUNICIPAL BONDS 1.1%
    NEW YORK 1.1%
(a) New York City GO,
          Series E, Sub Series E-2, Daily VRDN and Put, 1.05%, 8/01/20 .................................      200,000       200,000
          Series E, Sub Series E-2, Daily VRDN and Put, 0.95%, 8/01/34 .................................      700,000       700,000
          Series L, Sub Series L-4, Daily VRDN and Put, 0.65%, 4/01/38 .................................      800,000       800,000
(a) New York City Municipal Water Finance Authority Water and Sewer Revenue, Refunding,
          Series B, Sub Series B-3, Daily VRDN and Put, 0.95%, 6/15/25 .................................      600,000       600,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
       General Resolution, Refunding, Series CC-1, Sub Series CC-1, Daily VRDN and Put, 0.95%,
          6/15/38 ......................................................................................      300,000       300,000
(a) New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
       Sub Series 1C, Daily VRDN and Put, 1.15%, 11/01/22 ..............................................    1,000,000     1,000,000
                                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,600,000) .....................................................                  3,600,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $331,713,992) 97.9% ........................................................                325,563,757
    OTHER ASSETS, LESS LIABILITIES 2.1% ................................................................                  6,923,826
                                                                                                                       ------------
    NET ASSETS 100.0% ..................................................................................               $332,487,583
                                                                                                                       ============

See Abbreviations on page 16.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                                  AMOUNT        VALUE
    ---------------------------------------                                                               -----------  ------------
    INVESTMENTS 99.8%
    MUNICIPAL BONDS 99.8%
    NEW YORK 98.6%
(a) Albany IDA Civic Facilities Revenue, Albany Medical Center Hospital Project, Series A, Weekly
       VRDN and Put, 1.25%, 5/01/27 ....................................................................  $ 1,000,000  $  1,000,000
(a) Buffalo Municipal Water Finance Authority Water System Revenue, Refunding, Weekly VRDN and Put,
       0.63%, 7/01/35 ..................................................................................    2,475,000     2,475,000
    Kenmore-Tonawanda Union Free School District GO, Refunding, Assured Guaranty, 2.875%, 2/15/09 ......      689,000       689,940
(a) Liberty Development Corp. Revenue, 377 Greenwich LLC, Weekly VRDN and Put, 0.95%, 12/01/39 .........    3,600,000     3,600,000
(a) Long Island Power Authority Electric System Revenue, Series 1, Sub Series 1B, Daily VRDN and
       Put, 1.05%, 5/01/33 .............................................................................      900,000       900,000
    MTA Commuter Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/24 ............................    1,000,000     1,030,225
(a) MTA Revenue, Transportation,
          Refunding, Series G1, Weekly VRDN and Put, 0.85%, 11/01/26 ...................................    3,000,000     3,000,000
          Series G, Sub Series G-2, Daily VRDN and Put, 1.15%, 11/01/26 ................................    2,300,000     2,300,000
(a) New York City GO,
          Refunding, Series E, Sub Series E-5, Daily VRDN and Put, 1.05%, 8/01/15 ......................      400,000       400,000
          Series A, Sub Series A-3, Weekly VRDN and Put, 0.65%, 8/01/31 ................................    1,300,000     1,300,000
          Series A, Sub Series A-6, Weekly VRDN and Put, 0.70%, 8/01/19 ................................    3,300,000     3,300,000
          Series E, Sub Series E-2, Daily VRDN and Put, 0.95%, 8/01/34 .................................    5,700,000     5,700,000
          Series L, Sub Series L-4, Daily VRDN and Put, 0.65%, 4/01/38 .................................    5,100,000     5,100,000
(a) New York City HDC,
          MF Rental Housing Revenue, 90 Washington Street, Series A, FNMA Insured, Weekly VRDN
            and Put, 0.40%, 2/15/35 ....................................................................    1,700,000     1,700,000
          MF Rental Housing Revenue, Carnegie Park, Series A, Weekly VRDN and Put, 0.65%, 11/15/19 .....    4,750,000     4,750,000
          MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
            Weekly VRDN and Put, 0.82%, 11/15/28 .......................................................    1,000,000     1,000,000
          MFMR, 245 East 124th Street, Weekly VRDN and Put, 0.40%, 11/01/46 ............................    2,500,000     2,500,000
(a) New York City Health and Hospital Corp. Revenue, Health System, Refunding, Series C, Weekly
       VRDN and Put, 0.60%, 2/15/31 ....................................................................    1,000,000     1,000,000
(a) New York City IDA Civic Facility Revenue, Center for Jewish History Project, Weekly VRDN and
       Put, 1.10%, 9/01/31 .............................................................................    5,250,000     5,250,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
       General Resolution, Refunding, Series CC-1, Daily VRDN and Put, 0.95%, 6/15/38 ..................    2,500,000     2,500,000
    New York City Transitional Finance Authority Revenue,
       (a) Future Tax Secured, Series A, Weekly VRDN and Put, 0.70%, 2/15/30 ...........................      800,000       800,000
       (a) New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 1.05%, 11/01/22 ........    1,075,000     1,075,000
           Series C, ETM, 5.00%, 2/15/09 ...............................................................    2,000,000     2,007,739
(a) New York City Trust for Cultural Resources Revenue,
          Lincoln Center for the Performing Arts Inc., Series B-1, Weekly VRDN and Put, 0.65%,
             11/01/38 ..................................................................................    3,000,000     3,000,000
          Solomon R. Guggenheim Foundation, Series B, Weekly VRDN and Put, 1.10%, 12/01/15 .............    1,505,000     1,505,000
(a) New York State Dormitory Authority Revenues,
          Cornell University, Series B, Weekly VRDN and Put, 0.90%, 7/01/30 ............................    1,800,000     1,800,000
          State Supported Debt, City University of New York, Consolidated 5th, Refunding, Series D,
             Weekly VRDN and Put, 1.17%, 7/01/31 .......................................................    4,000,000     4,000,000
          State Supported Debt, New York Library, Series A, Weekly VRDN and Put, 0.65%, 7/01/28 ........    3,000,000     3,000,000


                    12 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

                                                                                                           PRINCIPAL
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                                  AMOUNT        VALUE
    ---------------------------------------                                                               -----------  ------------
    INVESTMENTS (CONTINUED)
     MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
(a) New York State Energy Research and Development Authority PCR, New York State Electric and
       Gas Corp. Project, Refunding,
          Series C, Weekly VRDN and Put, 0.65%, 6/01/29 ................................................  $ 3,000,000  $  3,000,000
          Series D2, Weekly VRDN and Put, 0.70%, 10/01/29 ..............................................    3,000,000     3,000,000
(a) New York State HFAR, Housing, College Arms, Series A, Weekly VRDN and Put, 0.70%,
       5/01/48 .........................................................................................    3,795,000     3,795,000
(a) New York State Local Government Assistance Corp. Revenue, Series G, Weekly VRDN and Put,
       0.60%, 4/01/25 ..................................................................................    2,600,000     2,600,000
    New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
       3.00%, 3/15/09 ..................................................................................    2,000,000     2,005,840
(a) Triborough Bridge and Tunnel Authority Revenues, Refunding, Series B, Sub Series B-3, Weekly
       VRDN and Put, 1.05%, 1/01/32 ....................................................................    1,000,000     1,000,000
                                                                                                                       ------------
                                                                                                                         82,083,744
                                                                                                                       ------------
    U.S. TERRITORIES 1.2%
    PUERTO RICO 1.2%
    Puerto Rico Commonwealth TRAN, Series A, Sub Series A2, 3.00%, 7/30/09 .............................    1,000,000     1,007,716
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $83,091,460) 99.8% .........................................................                 83,091,460
    OTHER ASSETS, LESS LIABILITIES 0.2% ................................................................                    168,209
                                                                                                                       ------------
    NET ASSETS 100.0% ..................................................................................               $ 83,259,669
                                                                                                                       ============

See Abbreviations on page 16.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds). Effective December 1, 2008, the Trust began offering Advisor Class shares of the Franklin New York Intermediate-Term Tax-Free Income Fund.

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    14 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                     FRANKLIN NEW YORK
                                                 FRANKLIN NEW YORK   INTERMEDIATE-TERM
                                                  INSURED TAX-FREE        TAX-FREE
                                                    INCOME FUND         INCOME FUND
                                                 -----------------   -----------------
Cost of investments ..........................      $512,487,507        $331,676,288
                                                    ============        ============
Unrealized appreciation ......................      $  5,696,064        $  4,581,017
Unrealized depreciation ......................       (51,151,731)        (10,693,548)
                                                    ------------        ------------
Net unrealized appreciation (depreciation) ...      $(45,455,667)       $ (6,112,531)
                                                    ============        ============

At December 31, 2008, the cost of investments for book and income tax purposes was the same for the Franklin New York Tax-Exempt Money Fund.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Franklin New York Tax-Exempt Money Fund's Board of Trustees approved the participation by the fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which has subsequently been extended through April 30, 2009. Under the Program, shares held by the fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the fund liquidates its holdings during the term of the Program and the per share value at the time of liquidation drops below $0.995 per share. For participation in the initial three months of the Program, the fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the fund without regard to any expense limitation currently in effect for the fund. The U.S. Department of the Treasury may extend the Program at its discretion, through September 18, 2009. If the Program is extended, the fund will consider whether to continue to participate.

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 15

Franklin New York Tax-Free Trust

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At December 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFMR  - Multi-Family Mortgage Revenue
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
TRAN  - Tax and Revenue Anticipation Note
XLCA  - XL Capital Assurance

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    16 | Quarterly Statements of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009